FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair value of derivative financial instruments designated as hedges (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Fair value of derivative financial instruments designated as hedges	$ 388.8	$ 465.0
Cash flow hedges
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Fair value of derivative financial instruments designated as hedges	346.6	418.6
Fair value hedges
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Fair value of derivative financial instruments designated as hedges	$ 42.2	$ 46.4